Offerings - Offering: 1	Aug. 26, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	ordinary shares, par value US$0.00001 per share
Maximum Aggregate Offering Price	$ 6,900,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,056.39
Offering Note	Includes ordinary shares that are issuable upon the exercise of the underwriters’ over-allotment option.

Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933.